Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$27,187,994,100

OSFI Covered Bond Limit			$42,138,984,421

Series Ratings	Moody's	Fitch	DBRS
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
		for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$27,187,994,100

A = Lesser of (i) LTV Adjusted Loan Balance and			35,535,800,674		A (i)	37,450,886,756
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,535,800,674
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			388,171,440
Total: A + B + C + D + E - F			35,418,804,925

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.7%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			28,280,197,705

A = lesser of (i) Present Value of outstanding loan balance of			37,179,890,633
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			37,451,066,323

Intercompany Loan Balance

Guarantee Loan			28,443,968,016
Demand Loan			9,806,752,538
Total			38,250,720,553

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
June 27, 2019	N/A		N/A

Portfolio Flow of Funds

	6/28/2019		5/30/2019
Cash Inflows
Principal Receipts	484,092,739.07		466,702,114.40
Sale of Loans	94,321,254.23		558,379,349.67
Revenue Receipts	91,476,040.82		99,970,232.01
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(91,216,334.72)	(7)	(99,868,186.08)	(8)
Purchase of Loans	(36,729,358.97)		(32,565,134.62)
Intercompany Loan Repayment	(541,684,634.33)	(7)	(992,516,329.45)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(929.37)		(25.69)
Net Inflows/(Outflows)	258,776.73		102,020.24

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.3981%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on July 17th, 2019.

(8) This amount was paid out on June 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$37,986,589,802
Current Month Ending Balance(1)	$37,443,180,012
Number of Mortgage Loans in Pool	173,370
Average Loan Size	$215,973
Number of Primary Borrowers	150,112
Number of Properties	155,051

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.28%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.20%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.75%
Weighted Average Seasoning of Loans in the Portfolio	28.06	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.01%
Weighted Average Original Term of Loans in the Portfolio	55.31	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	27.25	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	34.27	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	173,275	99.95%	37,417,289,669	99.93%
30 to 59 Days Past Due	70	0.04%	20,195,166	0.05%
60 to 89 Days Past Due	25	0.01%	5,695,177	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,350	11.16%	4,489,715,371	11.99%
British Columbia	24,389	14.07%	7,082,010,577	18.91%
Manitoba	3,112	1.80%	450,494,309	1.20%
New Brunswick	3,930	2.27%	390,459,321	1.04%
Newfoundland	4,101	2.37%	577,113,333	1.54%
Northwest Territories	55	0.03%	11,194,051	0.03%
Nova Scotia	5,999	3.46%	761,711,732	2.03%
Nunavut	-	0.00%	-	0.00%
Ontario	91,163	52.58%	20,412,951,929	54.52%
Prince Edward Island	826	0.48%	89,240,789	0.24%
Quebec	15,179	8.76%	2,185,253,740	5.84%
Saskatchewan	4,985	2.88%	940,078,430	2.51%
Yukon	281	0.16%	52,956,430	0.14%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,948	1.12%	396,747,032	1.06%
599 or less	1,240	0.72%	250,003,185	0.67%
600 - 650	2,891	1.67%	624,910,098	1.67%
651 - 700	9,453	5.45%	2,074,280,036	5.54%
701 - 750	20,329	11.73%	4,642,774,621	12.40%
751 - 800	30,848	17.79%	7,104,367,981	18.97%
801 and Above	106,661	61.52%	22,350,097,060	59.69%
Total	173,370	100.00%	37,443,180,012	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	134,206	77.41%	27,001,600,900	72.11%
Variable	39,164	22.59%	10,441,579,112	27.89%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	138,164	79.69%	27,125,955,197	72.45%
Non-STEP	35,206	20.31%	10,317,224,815	27.55%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,313	7.10%	2,677,697,174	7.15%
Owner Occupied	161,057	92.90%	34,765,482,838	92.85%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	24,964	14.40%	6,289,017,527	16.80%
2.5000 - 2.9999	73,128	42.18%	14,429,755,283	38.54%
3.0000 - 3.4999	43,153	24.89%	9,386,681,569	25.07%
3.5000 - 3.9999	31,187	17.99%	7,191,063,517	19.21%
4.0000 - 4.4999	495	0.29%	74,924,426	0.20%
4.5000 - 4.9999	255	0.15%	40,428,146	0.11%
5.0000 - 5.4999	45	0.03%	5,372,657	0.01%
5.5000 and Above	143	0.08%	25,936,885	0.07%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,097	10.44%	1,362,911,582	3.64%
20.01-25.00	7,244	4.18%	970,191,998	2.59%
25.01-30.00	8,535	4.92%	1,377,876,847	3.68%
30.01-35.00	10,624	6.13%	1,977,466,193	5.28%
35.01-40.00	12,921	7.45%	2,688,739,300	7.18%
40.01-45.00	15,156	8.74%	3,390,425,506	9.05%
45.01-50.00	17,332	10.00%	4,067,425,315	10.86%
50.01-55.00	18,467	10.65%	4,518,459,185	12.07%
55.01-60.00	16,652	9.60%	4,240,419,092	11.32%
60.01-65.00	14,869	8.58%	3,893,735,503	10.40%
65.01-70.00	12,682	7.31%	3,278,289,304	8.76%
70.01-75.00	10,913	6.29%	2,892,726,648	7.73%
75.01-80.00	7,816	4.51%	2,164,140,763	5.78%
80.01-90.00	1,787	1.03%	532,870,522	1.42%
90.01-100.00	231	0.13%	77,096,310	0.21%
Over 100.00	44	0.03%	10,405,946	0.03%
Total	173,370	100.00%	37,443,180,012	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	28,119	16.22%	4,814,491,172	12.86%
12.00 - 23.99	48,394	27.91%	9,418,867,272	25.16%
24.00 - 35.99	57,214	33.00%	13,237,458,950	35.35%
36.00 - 41.99	16,977	9.79%	4,371,258,962	11.67%
42.00 - 47.99	8,148	4.70%	2,078,898,140	5.55%
48.00 - 53.99	10,170	5.87%	2,735,661,137	7.31%
54.00 - 59.99	3,607	2.08%	633,173,285	1.69%
60.00 - 65.99	565	0.33%	122,314,392	0.33%
66.00 - 71.99	37	0.02%	5,906,070	0.02%
72.00 and Above	139	0.08%	25,150,632	0.07%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	46,533	26.84%	2,747,779,065	7.34%
100,000 - 149,999	27,904	16.10%	3,490,651,032	9.32%
150,000 - 199,999	24,869	14.34%	4,334,013,007	11.57%
200,000 - 249,999	20,061	11.57%	4,497,460,003	12.01%
250,000 - 299,999	15,349	8.85%	4,199,281,188	11.22%
300,000 - 349,999	10,561	6.09%	3,419,201,942	9.13%
350,000 - 399,999	7,410	4.27%	2,766,096,090	7.39%
400,000 - 449,999	5,113	2.95%	2,166,739,474	5.79%
450,000 - 499,999	3,957	2.28%	1,873,991,943	5.00%
500,000 - 549,999	2,823	1.63%	1,479,501,093	3.95%
550,000 - 599,999	2,166	1.25%	1,242,857,555	3.32%
600,000 - 649,999	1,610	0.93%	1,003,821,396	2.68%
650,000 - 699,999	1,175	0.68%	792,347,195	2.12%
700,000 - 749,999	853	0.49%	617,422,339	1.65%
750,000 - 799,999	651	0.38%	503,983,061	1.35%
800,000 - 849,999	535	0.31%	440,662,759	1.18%
850,000 - 899,999	414	0.24%	362,376,190	0.97%
900,000 - 949,999	330	0.19%	304,524,849	0.81%
950,000 - 999,999	243	0.14%	237,003,882	0.63%
1,000,000 or Greater	813	0.47%	963,465,949	2.57%
Total	173,370	100.00%	37,443,180,012	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,080	16.20%	5,666,749,717	15.13%
Single Family	139,191	80.29%	30,403,624,179	81.20%
Multi Family	5,402	3.12%	1,235,422,043	3.30%
Other	697	0.40%	137,384,072	0.37%
Total	173,370	100.00%	37,443,180,012	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	66,703,825	51,344,444	67,920,187	83,933,476	118,832,183	137,201,837	206,820,191	267,569,841	363,038,458	446,468,261	551,026,022	984,966,828	858,392,364	267,239,368	18,258,086	-	4,489,715,371	11.99%
	Current and Less Than 30 Days Past Due	66,703,825	51,344,444	67,920,187	83,933,476	118,832,183	137,201,837	206,820,191	267,240,013	362,852,366	446,224,492	550,037,316	983,037,184	857,417,199	266,871,383	18,258,086	-	4,484,694,181	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	329,828	186,092	-	988,706	1,929,644	851,864	-	-	-	4,286,135	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	243,769	-	-	123,301	367,985	-	-	735,054	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	348,893,791	230,285,213	340,009,877	493,742,002	689,059,641	842,002,437	875,828,480	831,048,959	755,688,780	697,034,408	418,901,007	282,207,079	182,590,420	84,832,583	5,104,113	4,781,786	7,082,010,577	18.91%
	Current and Less Than 30 Days Past Due	348,893,791	230,178,979	340,009,877	492,904,356	687,212,006	842,002,437	875,828,480	830,247,608	754,841,982	696,204,031	418,901,007	282,207,079	182,590,420	84,832,583	5,104,113	4,781,786	7,076,740,536	99.93%
	30 to 59 Days Past Due	-	106,234	-	575,396	1,034,852	-	-	801,351	846,798	830,377	-	-	-	-	-	-	4,195,009	0.06%
	60 to 89 Days Past Due	-	-	-	262,250	812,782	-	-	-	-	-	-	-	-	-	-	-	1,075,033	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,196,151	7,579,743	8,158,566	13,985,965	17,656,074	29,386,861	30,384,768	48,431,477	55,496,949	63,009,043	74,663,811	71,482,331	21,351,180	443,872	267,518	-	450,494,309	1.20%
	Current and Less Than 30 Days Past Due	8,196,151	7,579,743	8,158,566	13,985,965	17,656,074	29,386,861	30,384,768	48,431,477	55,496,949	63,009,043	74,663,811	71,482,331	21,351,180	443,872	267,518	-	450,494,309	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,708,187	7,941,951	10,010,766	17,722,208	24,844,502	37,425,795	51,528,461	81,398,529	68,295,040	43,323,291	19,206,109	9,440,007	8,480,641	-	133,835	-	390,459,321	1.04%
	Current and Less Than 30 Days Past Due	10,708,187	7,941,951	10,010,766	17,722,208	24,844,502	37,425,795	51,387,745	81,317,401	68,176,403	43,323,291	19,206,109	9,440,007	8,480,641	-	133,835	-	390,118,840	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	118,637	-	-	-	-	-	-	-	118,637	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	140,716	81,129	-	-	-	-	-	-	-	-	221,845	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,572,445	4,620,564	6,145,825	9,214,659	13,767,952	18,097,875	27,962,645	35,653,587	42,173,076	60,057,139	78,483,091	144,630,866	125,922,729	3,104,814	706,066	-	577,113,333	1.54%
	Current and Less Than 30 Days Past Due	6,572,445	4,620,564	6,145,825	9,214,659	13,767,952	18,097,875	27,962,645	35,653,587	42,173,076	60,057,139	78,059,401	144,453,121	125,922,729	3,104,814	706,066	-	576,511,899	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	423,691	177,744	-	-	-	-	601,435	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	491,840	103,691	302,042	198,664	1,145,186	1,234,137	1,182,327	1,993,825	1,647,700	1,384,421	1,052,739	234,773	222,707	-	-	-	11,194,051	0.03%
	Current and Less Than 30 Days Past Due	491,840	103,691	302,042	198,664	1,145,186	1,234,137	1,182,327	1,993,825	1,647,700	1,384,421	1,052,739	234,773	222,707	-	-	-	11,194,051	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,685,293	11,546,539	15,679,670	21,860,663	32,702,778	47,822,369	64,438,342	97,939,988	94,610,950	96,928,649	134,899,625	97,871,035	28,725,830	-	-	-	761,711,732	2.03%
	Current and Less Than 30 Days Past Due	16,685,293	11,546,539	15,679,670	21,860,663	32,702,778	47,822,369	64,438,342	97,702,605	94,524,715	96,573,314	134,899,625	97,871,035	28,725,830	-	-	-	761,032,778	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	181,812	86,235	355,335	-	-	-	-	-	-	623,382	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	55,572	-	-	-	-	-	-	-	-	55,572	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	821,810,340	595,668,080	842,027,210	1,218,904,139	1,629,872,607	2,065,201,158	2,510,045,413	2,714,337,082	2,374,627,657	2,054,769,990	1,558,120,819	986,955,990	815,802,809	169,577,026	49,782,704	5,448,904	20,412,951,929	54.52%
	Current and Less Than 30 Days Past Due	821,741,115	595,541,059	842,027,210	1,217,731,822	1,628,826,234	2,064,513,313	2,508,705,896	2,711,957,051	2,373,059,739	2,053,999,350	1,556,619,798	986,955,990	815,616,323	169,577,026	49,782,704	5,448,904	20,402,103,537	99.95%
	30 to 59 Days Past Due	69,225	127,022	-	808,272	699,157	505,251	915,329	1,253,623	1,567,917	468,446	1,275,216	-	186,486	-	-	-	7,875,943	0.04%
	60 to 89 Days Past Due	-	-	-	364,045	347,215	182,593	424,188	1,126,408	-	302,194	225,805	-	-	-	-	-	2,972,449	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,892,220	1,906,245	1,960,027	3,350,909	7,027,298	8,785,472	13,589,486	20,082,316	11,069,524	8,167,407	5,208,833	2,624,552	2,576,499	-	-	-	89,240,789	0.24%
	Current and Less Than 30 Days Past Due	2,892,220	1,906,245	1,960,027	3,350,909	7,027,298	8,785,472	13,589,486	20,082,316	11,069,524	8,167,407	5,208,833	2,624,552	2,576,499	-	-	-	89,240,789	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	59,457,979	43,415,423	62,676,599	82,142,211	104,298,575	134,611,747	181,244,931	217,868,670	280,379,060	310,917,443	347,123,934	263,418,999	87,509,923	7,584,004	2,428,987	175,256	2,185,253,740	5.84%
	Current and Less Than 30 Days Past Due	59,421,167	43,415,423	62,676,599	82,097,694	103,745,260	134,611,747	181,244,931	217,546,357	280,294,416	310,514,828	347,123,934	263,239,239	86,517,347	7,584,004	2,428,987	175,256	2,182,637,188	99.88%
	30 to 59 Days Past Due	36,812	-	-	44,517	553,315	-	-	89,704	84,644	-	-	179,760	992,576	-	-	-	1,981,328	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	232,609	-	402,615	-	-	-	-	-	-	635,224	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,801,989	14,595,619	20,671,199	29,621,446	45,708,107	64,441,916	96,329,854	195,361,182	187,639,740	106,639,727	83,677,660	47,303,703	29,197,433	88,856	-	-	940,078,430	2.51%
	Current and Less Than 30 Days Past Due	18,801,989	14,595,619	20,671,199	29,621,446	45,708,107	64,441,916	96,329,854	195,142,406	187,345,218	106,639,727	83,677,660	47,303,703	29,197,433	88,856	-	-	939,565,131	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	218,775	294,523	-	-	-	-	-	-	-	513,298	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,697,522	1,184,485	2,314,878	2,789,852	3,824,397	4,213,901	8,070,417	6,773,730	5,752,158	5,035,724	5,925,654	1,590,484	3,368,227	-	415,001	-	52,956,430	0.14%
	Current and Less Than 30 Days Past Due	1,697,522	1,184,485	2,314,878	2,789,852	3,824,397	4,213,901	8,070,417	6,773,730	5,752,158	5,035,724	5,925,654	1,590,484	3,368,227	-	415,001	-	52,956,430	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,362,911,582	970,191,998	1,377,876,847	1,977,466,193	2,688,739,300	3,390,425,506	4,067,425,315	4,518,459,185	4,240,419,092	3,893,735,503	3,278,289,304	2,892,726,648	2,164,140,763	532,870,522	77,096,310	10,405,946	37,443,180,012	100.00%
	Current and Less Than 30 Days Past Due	1,362,805,545	969,958,742	1,377,876,847	1,975,411,713	2,685,291,978	3,389,737,661	4,065,945,081	4,514,088,374	4,237,234,246	3,891,132,767	3,275,375,886	2,890,439,499	2,161,986,536	532,502,537	77,096,310	10,405,946	37,417,289,669	99.93%
	30 to 59 Days Past Due	106,036	233,255	-	1,428,185	2,287,324	505,251	915,329	2,875,093	3,184,846	1,654,158	2,687,613	2,287,149	2,030,926	-	-	-	20,195,166	0.05%
	60 to 89 Days Past Due	-	-	-	626,295	1,159,998	182,593	564,904	1,495,718	-	948,578	225,805	-	123,301	367,985	-	-	5,695,177	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/27/2019
Distribution Date:	7/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	20,225,941	15,861,634	19,005,056	32,999,446	28,981,247	32,098,615	33,383,264	34,284,017	40,825,995	34,238,695	38,502,483	32,070,557	27,218,151	5,960,144	497,314	594,473	396,747,032	1.06%
<=599	4,598,634	2,648,089	7,191,553	10,846,934	18,312,613	23,313,389	23,148,002	33,335,932	25,380,252	34,602,060	23,928,982	20,724,929	16,798,887	5,172,928	-	-	250,003,185	0.67%
600-650	8,938,707	10,554,006	12,792,100	25,650,464	37,009,103	49,173,480	60,214,651	84,214,222	73,576,463	75,338,012	67,307,838	52,208,865	51,504,539	12,753,384	3,674,264	-	624,910,098	1.67%
651-700	38,311,613	31,733,821	52,012,337	75,588,589	143,186,039	151,513,350	208,563,107	251,468,062	256,396,642	236,879,310	214,653,370	204,059,366	167,296,339	35,065,321	6,266,664	1,286,107	2,074,280,036	5.54%
701-750	94,636,566	84,981,572	120,551,019	187,006,932	279,386,579	364,708,008	473,753,332	550,706,235	520,308,233	529,442,630	497,598,072	469,458,667	375,233,247	79,840,852	12,363,242	2,799,435	4,642,774,621	12.40%
751-800	184,746,376	143,108,763	217,413,340	314,206,576	431,954,583	617,421,765	760,000,203	866,623,810	807,605,240	778,871,345	710,391,693	617,159,060	506,497,158	124,951,322	19,949,751	3,466,995	7,104,367,981	18.97%
>800	1,011,453,745	681,304,113	948,911,441	1,331,167,252	1,749,909,136	2,152,196,898	2,508,362,755	2,697,826,907	2,516,326,268	2,204,363,452	1,725,906,866	1,497,045,204	1,019,592,443	269,126,571	34,345,075	2,258,936	22,350,097,060	59.69%
Total	1,362,911,582	970,191,998	1,377,876,847	1,977,466,193	2,688,739,300	3,390,425,506	4,067,425,315	4,518,459,185	4,240,419,092	3,893,735,503	3,278,289,304	2,892,726,648	2,164,140,763	532,870,522	77,096,310	10,405,946	37,443,180,012	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.